                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     5.6

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21558

                    Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Short Term Income Fund

 Schedule of Investments 5/31/13 (unaudited)

 Principal

 Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 PREFERRED STOCKS - 0.1%

 Insurance - 0.1%

 Reinsurance - 0.1%

 250,000

 0.00

 NR/NR

 Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)

 $

 253,650

 Total Insurance

 $

 253,650

 TOTAL PREFERRED STOCKS

 (Cost $250,000)

 $

 253,650

 ASSET BACKED SECURITIES - 16.9%

 240,000

 0.59

 CCC/Baa3

 Accredited Mortgage Loan Trust 2005-2, Floating Rate Note, 7/25/35

 $

 231,117

 109,234

 0.37

 BB+/B3

 ACE Securities Corp. Home Equity Loan Trust Series 2006-ASAP2, Floating Rate Note, 3/25/36

 105,607

 123,216

 6.50

 BB+/Baa2

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 124,149

 379,304

 0.46

 BB+/Baa3

 Aegis Asset Backed Securities Trust 2005-5, Floating Rate Note, 12/25/35

 357,554

 605,050

 0.55

 AAA/Aaa

 Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34

 594,516

 197,309

 0.56

 A+/Baa1

 Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Ser 2005-4, Floating Rate Note, 10/25/35

 187,052

 264,491

 A+/NR

 American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)

 264,498

 567,000

 AA/Aa2

 AmeriCredit Automobile Receivables Trust 2010-2, 6.24%, 6/8/16

 602,745

 150,000

 A+/NR

 AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19

 148,608

 100,000

 NR/Aa3

 AmeriCredit Automobile Receivables Trust, 4.04%, 7/10/17

 105,011

 134,843

 3.94

 A/Baa1

 Ameriquest Mort Sec Inc Asset Backed Pass Thr Cert 03 AR3, Floating Rate Note, 6/25/33

 140,332

 326,081

 0.50

 AA+/Aa1

 Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-R11, Floating Rate Note, 11/25/34

 324,010

 80,379

 0.39

 AA+/Aaa

 Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R6, Floating Rate Note, 8/25/35

 78,690

 702,042

 1.19

 AAA/Aa3

 Amortizing Residential Collateral Trust 2004-1, Floating Rate Note, 10/25/34

 691,879

 294,303

 0.75

 AAA/NR

 ARI Fleet Lease Trust 2012-A, Floating Rate Note, 3/15/20 (144A)

 295,159

 260,000

 AAA/NR

 ARI Fleet Lease Trust 2013-A, 0.7%, 12/15/15 (144A)

 260,043

 360,363

 NR/NR

 Ascentium Equipment Receivables LLC, 1.83%, 9/15/19 (144A)

 360,364

 79,691

 0.39

 BB/Ba3

 Asset Backed Securities Corp Home Equity Loan Trust Series AEG 2006-HE1, Floating Rate Note, 1/25/36

 75,308

 22,543

 0.85

 AA+/A3

 Asset Backed Securities Corp. Home Equity, Floating Rate Note, 4/25/35

 22,510

 500,000

 0.60

 BBB/A3

 BA Credit Card Trust, Floating Rate Note, 1/15/16

 500,180

 321,414

 0.82

 AAA/Aaa

 Bayview Financial Acquisition Trust, Floating Rate Note, 5/28/44

 317,045

 204,271

 0.78

 AAA/Aaa

 Bayview Financial Acquisition Trust, Floating Rate Note, 8/28/44

 203,251

 339,116

 4.91

 AA+/NR

 Bayview Financial Asset Trust 2003-A, Floating Rate Note, 2/25/33 (144A)

 345,871

 532,822

 0.49

 AA+/A1

 Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36

 513,006

 74,660

 0.46

 AA+/A1

 Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36

 71,392

 425,000

 0.64

 AA/Aa2

 Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39

 416,824

 254,336

 NR/A1

 BCMSC Trust 1998-A, 6.65%, 4/15/28

 263,625

 300,000

 1.24

 AA+/A3

 Bear Stearns Asset Backed Securities I Trust 2004-BO1, Floating Rate Note, 10/25/34

 283,940

 436,112

 0.69

 A+/Ba3

 Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35

 426,128

 205,869

 0.67

 AA+/A3

 Bear Stearns Asset Backed Securities I Trust 2005-HE6, Floating Rate Note, 6/25/35

 201,610

 244,242

 0.69

 AA+/NR

 Bear Stearns Asset Backed Securities I Trust 2005-HE8, Floating Rate Note, 8/25/35

 243,182

 3,338

 0.30

 AA+/Baa1

 Bear Stearns Asset Backed Securities I Trust 2006-HE10, Floating Rate Note, 12/25/36

 3,335

 362,572

 4.64

 AA+/Ba2

 Bear Stearns Asset Backed Securities Trust 2003-SD2, Floating Rate Note, 6/25/43

 362,898

 370,000

 NR/Aaa

 BMW Vehicle Lease Trust 2013-1, 0.4%, 1/20/15

 369,873

 76,745

 NR/Aaa

 BMW Vehicle Owner Trust 2011-A, 0.76%, 8/25/15

 76,930

 507,900

 1.65

 AAA/NR

 Cabela's Master Credit Card Trust, Floating Rate Note, 1/16/18 (144A)

 518,086

 249,286

 NR/Aa3

 California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)

 249,159

 300,000

 A/A1

 Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18

 298,723

 125,000

 BBB/Baa2

 Capital Auto Receivables Asset Trust 2013-1, 2.19%, 9/20/21

 124,108

 56,093

 AA/NR

 CarNow Auto Receivables Trust 2012-1, 2.09%, 1/15/15 (144A)

 56,171

 1,345,119

 0.37

 BBB-/Ba3

 Carrington Mortgage Loan Trust Series 2006-OPT1, Floating Rate Note, 2/25/36

 1,314,487

 193,890

 0.73

 AAA/A3

 Chase Funding Trust Series 2003-3, Floating Rate Note, 4/25/33

 191,265

 200,000

 0.65

 NR/Aaa

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 200,087

 200,000

 1.95

 AA-/Aa1

 Chesapeake Funding LLC, Floating Rate Note, 9/15/21 (144A)

 200,788

 171,135

 1.21

 BBB-/Caa1

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/34

 161,304

 219,487

 0.60

 AAA/A3

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/35

 219,426

 24,485

 0.99

 AAA/Aa3

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 8/25/35

 24,504

 952,941

 1.70

 AAA/A1

 Conseco Finance Home Equity Loan Trust 2002-C, Floating Rate Note, 5/15/32

 936,618

 489,380

 AAA/Aaa

 Conseco Finance, 7.55%, 4/15/32 (Step)

 505,869

 60,972

 6.69

 AAA/Aaa

 Conseco Finance, Floating Rate Note, 11/15/32

 61,222

 121,959

 0.56

 AA+/A2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 121,528

 28,871

 5.60

 BB/B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/46

 28,764

 154,243

 0.58

 AAA/Aa3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/34

 152,093

 346,796

 5.07

 BB+/B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36

 360,184

 384,528

 1.09

 A+/Baa1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/35

 380,274

 11,763

 0.30

 BBB-/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/37

 11,742

 88,455

 0.37

 B-/B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/36

 85,005

 639,579

 0.63

 A+/A3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/35

 638,912

 101,656

 0.54

 BB+/Ba2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/47

 101,126

 690,000

 A/A2

 CPS Auto Receivables Trust 2013-A, 1.89%, 6/15/20 (144A)

 689,515

 233,333

 A/NR

 Cronos Containers Program, Ltd., 3.81%, 9/18/27 (144A)

 238,105

 147,069

 AA/NR

 Direct Capital Funding IV LLC, 1.673%, 12/20/17 (144A)

 147,069

 325,000

 BBB/NR

 DT Auto Owner Trust 2011-1, 4.89%, 1/17/17 (144A)

 331,095

 550,000

 1.09

 B-/Caa3

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/28/37 (144A)

 531,385

 460,229

 4.14

 AAA/Aaa

 Equity One Mortgage Pass-Through Trust 2004-1, Floating Rate Note, 4/25/34

 469,995

 166,299

 AAA/NR

 First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)

 167,831

 200,000

 A/NR

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 198,610

 859,324

 0.59

 AA+/Aa2

 First NLC Trust 2005-2, Floating Rate Note, 9/25/35

 837,277

 CAD

 285,558

 AAA/NR

 Ford Auto Securitization Trust Series 2011-R1 Asset-Backed Notes, 2.431%, 11/15/14 (144A)

 279,089

 256,000

 0.64

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17

 256,739

 670,000

 0.60

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 4/20/18

 670,779

 125,000

 0.45

 BBB+/Baa3

 GE Seaco Finance Srl, Floating Rate Note, 11/17/20 (144A)

 123,400

 229,167

 A/NR

 Global SC Finance II SRL, 4.11%, 7/19/27 (144A)

 234,165

 500,000

 1.05

 AAA/Aaa

 Gracechurch Card Funding Plc, Floating Rate Note, 5/15/19 (144A)

 506,055

 123,638

 0.79

 A+/NR

 GreenPoint Mortgage Funding Trust 2005-HE1, Floating Rate Note, 9/25/34

 122,248

 198,533

 0.63

 A+/B1

 GreenPoint Mortgage Funding Trust 2005-HE4, Floating Rate Note, 7/25/30

 196,907

 638,445

 0.97

 AA+/Baa1

 GSAA Home Equity Trust 2004-6, Floating Rate Note, 6/25/34

 633,401

 408,241

 0.44

 B+/B3

 GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35

 408,935

 407,394

 0.62

 BBB+/B3

 GSAA Trust, Floating Rate Note, 6/25/35

 390,771

 48,776

 0.84

 A/Baa3

 GSAMP Trust 2005-HE2, Floating Rate Note, 3/25/35

 48,441

 308,053

 1.54

 BBB+/Baa3

 GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33

 294,806

 217,600

 NR/A2

 Hercules Capital Funding Trust 2012-1, 3.32%, 12/16/17 (144A)

 218,552

 450,000

 AAA/NR

 HLSS Servicer Advance Receivables Backed Notes, 0.898%, 1/15/44 (144A)

 450,315

 200,000

 A/NR

 HLSS Servicer Advance Receivables Backed Notes, 1.644%, 1/15/44 (144A)

 200,640

 250,000

 AA/NR

 HLSS Servicer Advance Receivables Backed Notes, 1.744%, 1/16/46 (144A)

 251,425

 125,000

 BBB/NR

 HLSS Servicer Advance Receivables Backed Notes, 2.487%, 1/15/44 (144A)

 125,425

 350,000

 BBB/NR

 HLSS Servicer Advance Receivables Backed Notes, 4.94%, 10/15/45 (144A)

 364,245

 100,754

 0.85

 AA/A1

 Home Equity Asset Trust 2005-3, Floating Rate Note, 8/25/35

 98,362

 168,340

 0.60

 AAA/Aaa

 Home Equity Asset Trust 2005-5, Floating Rate Note, 11/25/35

 167,001

 76,279

 0.37

 BBB+/A1

 Home Equity Asset Trust 2006-3, Floating Rate Note, 7/25/36

 75,896

 102,721

 0.36

 BB+/Baa2

 Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36

 100,715

 315,599

 A+/B1

 Home Equity Mortgage Trust, 5.821%, 4/25/35 (Step)

 310,327

 146,167

 A+/Baa1

 Home Loan Trust 2003-HI1, 5.27%, 4/25/28 (Step)

 153,249

 500,000

 AAA/NR

 Honda Auto Receivables Owner Trust 2013-1, 0.35%, 6/22/15

 499,982

 1,005,000

 0.44

 AAA/Aaa

 HSBC Home Equity Loan Trust USA 2006-3, Floating Rate Note, 3/20/36

 974,172

 115,411

 0.39

 AA+/Aa1

 HSBC Home Equity Loan Trust USA 2007-2, Floating Rate Note, 7/20/36

 112,916

 533,979

 1.20

 AA-/NR

 Hyundai Capital Auto Funding VIII, Ltd., Floating Rate Note, 9/20/16 (144A)

 534,780

 256,209

 NR/Baa1

 Irwin Home Equity Loan Trust 2005-1, 5.32%, 6/25/35 (Step)

 250,087

 75,347

 0.53

 BB/A2

 IXIS Real Estate Capital Trust 2005-HE4, Floating Rate Note, 2/25/36

 73,207

 195,000

 NR/Aaa

 Leaf Receivables Funding 8 LLC, 1.55%, 11/15/17 (144A)

 196,556

 1,339,772

 0.65

 AAA/A2

 Lehman ABS Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 6/15/33

 1,306,261

 549,089

 2.44

 A+/Baa1

 Madison Avenue Manufactured Housing Contract, Floating Rate Note, 3/25/32

 551,476

 976,656

 0.42

 BB+/A2

 Mastr Asset Backed Securities Trust 2006-AB1, Floating Rate Note, 2/25/36

 957,587

 417,372

 0.49

 A/NR

 Mastr Specialized Loan Trust, Floating Rate Note, 1/25/36 (144A)

 388,138

 132,540

 0.39

 BBB-/Baa1

 Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, Floating Rate Note, 12/25/35

 131,962

 123,198

 0.51

 A+/Ba1

 Morgan Stanley Home Equity Loan Trust 2005-4, Floating Rate Note, 9/25/35

 118,435

 550,000

 AAA/NR

 Nationstar Agency Advance Funding Trust 2013-T1A, 0.997%, 2/15/45 (144A)

 550,715

 800,000

 2.69

 NR/A2

 Navistar Financial Dealer Note Master Owner Trust II, Floating Rate Note, 10/25/16 (144A)

 804,395

 162,497

 0.54

 AAA/Aaa

 New Century Home Equity Loan Trust Series 2005-1, Floating Rate Note, 3/25/35

 158,341

 458,263

 0.49

 AAA/Aa1

 New Century Home Equity Loan Trust Series 2005-2, Floating Rate Note, 6/25/35

 455,507

 244,726

 3.94

 A/NR

 Newtek Small Business Loan Trust 2013-1, Floating Rate Note, 7/25/38 (144A)

 244,726

 183,415

 0.45

 AA+/Aa3

 Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35

 180,282

 18,604

 0.31

 A+/Aa3

 Option One Mortgage Loan Trust 2007-HL1, Floating Rate Note, 2/25/38

 18,573

 451,717

 1.32

 NR/Baa1

 Option One Woodbridge Loan Trust 2002-1, Floating Rate Note, 9/25/14 (144A)

 447,645

 260,000

 5.46

 AAA/Aa3

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 272,239

 316,967

 NR/A2

 Oxford Finance Funding Trust 2012-1, 3.9%, 3/15/17 (144A)

 319,741

 207,555

 0.81

 AA+/A3

 Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WCW2, Floating Rate Note, 10/25/34

 207,245

 348,766

 0.56

 BBB+/Ba3

 Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4, Floating Rate Note, 9/25/35

 346,782

 250,000

 0.77

 AAA/Aaa

 Penarth Master Issuer Plc, Floating Rate Note, 3/18/14 (144A)

 250,018

 923,000

 1.40

 AAA/Aaa

 PFS Financing Corp., Floating Rate Note, 2/15/16 (144A)

 927,888

 761,886

 BB-/Ba1

 Popular ABS Mortgage Pass-Through Trust 2004-4, 5.1%, 9/25/34 (Step)

 763,615

 209,259

 0.44

 B/Baa2

 RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)

 201,192

 481,826

 0.45

 AA+/A1

 RAMP Series 2005-RZ4 Trust, Floating Rate Note, 11/25/35

 477,955

 135,213

 0.63

 AA+/A1

 RASC Series 2005-KS7 Trust, Floating Rate Note, 8/25/35

 132,066

 214,737

 0.37

 CCC/Caa1

 RASC Series 2007-KS3 Trust, Floating Rate Note, 4/25/37

 211,075

 49,602

 A/NR

 Santander Drive Auto Receivables Trust 2010-1, 1.89%, 5/15/17 (144A)

 49,776

 285,000

 NR/Aaa

 Santander Drive Auto Receivables Trust 2011-2, 2.66%, 1/15/16

 288,918

 171,004

 A+/NR

 Santander Drive Auto Receivables Trust 2011-S2, 3.35%, 6/15/17 (144A)

 172,184

 500,000

 A/A1

 Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17

 522,646

 125,000

 A/A1

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 127,956

 361,000

 0.65

 A+/A3

 Saxon Asset Securities Trust 2005-3, Floating Rate Note, 11/25/35

 347,303

 396,265

 1.20

 A+/Baa3

 Sierra Timeshare 2007-2 Receivables Funding LLC, Floating Rate Note, 9/20/19 (144A)

 396,688

 380,000

 1.03

 AAA/Aaa

 SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)

 379,392

 500,000

 0.63

 NR/Aaa

 SMART Trust/Australia, Floating Rate Note, 1/14/17

 502,166

 600,000

 0.53

 NR/Aaa

 SMART Trust/Australia, Floating Rate Note, 6/14/15

 600,375

 500,000

 0.65

 NR/Aaa

 SMART Trust/Australia, Floating Rate Note, 9/14/16

 501,475

 328,788

 AA/NR

 SNAAC Auto Receivables Trust 2013-1, 1.14%, 7/16/18 (144A)

 328,761

 516,627

 AA/NR

 SNAAC Auto Receivables Trust, 1.78%, 6/15/16 (144A)

 519,706

 183,567

 0.97

 AA/Baa3

 Soundview Home Loan Trust 2005-3, Floating Rate Note, 6/25/35

 181,437

 335,454

 0.45

 BB+/NR

 Soundview Home Loan Trust 2005-OPT4, Floating Rate Note, 12/25/35

 331,924

 461,773

 0.59

 B/B3

 Southern Pacific Secured Asset Corp., Floating Rate Note, 3/25/28

 362,033

 790,207

 0.49

 BBB+/B2

 Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36

 758,505

 500,000

 A/NR

 Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)

 500,000

 320,684

 NR/NR

 Stanwich Mortgage Loan Trust, 2.981%, 2/16/43 (144A)

 320,886

 340,549

 A/NR

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 355,417

 375,781

 BBB+/Ba2

 Structured Asset Securities Corp Mortgage Loan Trust 2005-2XS, 4.65%, 2/25/35 (Step)

 385,070

 181,718

 0.30

 BBB+/A3

 Structured Asset Securities Corp Mortgage Loan Trust 2006-BC4, Floating Rate Note, 12/25/36

 180,492

 13,829

 0.24

 A+/Aa1

 Structured Asset Securities Corp Mortgage Loan Trust 2007-BC1, Floating Rate Note, 2/25/37

 13,806

 163,212

 A+/NR

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 163,792

 151,967

 AA-/A1

 Terwin Mortgage Trust Series TMTS 2005-14HE, 4.849%, 8/25/36 (Step)

 157,865

 240,552

 A/NR

 Trinity Rail Leasing LP, 2.266%, 1/15/43 (144A)

 245,241

 455,000

 0.36

 BBB/Baa2

 Triton Container Finance LLC, Floating Rate Note, 11/26/21 (144A)

 447,508

 675,000

 AA/NR

 United Auto Credit Securitization Trust, 1.74%, 4/15/16 (144A)

 674,240

 282,707

 0.56

 AA+/A2

 Wachovia Mortgage Loan Trust Series 2005-WMC1, Floating Rate Note, 10/25/35

 278,225

 111,072

 0.57

 AA+/NR

 Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35

 109,311

 47,999

 0.28

 NR/Aa1

 Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust, Floating Rate Note, 4/25/37

 47,668

 264,294

 A/NR

 Westgate Resorts 2012-2 LLC, 3.0%, 1/20/25 (144A)

 267,681

 290,000

 NR/NR

 Westgate Resorts LLC, 2.25%, 8/20/25 (144A)

 290,272

 207,998

 A/NR

 Westgate Resorts LLC, 2.5%, 3/20/25 (144A)

 209,428

 TOTAL ASSET BACKED SECURITIES

 (Cost $50,454,536)

 $

 50,886,163

 COLLATERALIZED MORTGAGE OBLIGATIONS - 33.0%

 300,000

 NR/NR

 A10 Securitization 2013-1 LLC, 2.4%, 11/15/25 (144A)

 $

 298,010

 365,032

 0.47

 A+/Ba1

 Adjustable Rate Mortgage Trust 2005-5, Floating Rate Note, 9/25/35

 341,451

 221,013

 0.64

 CCC/NR

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 207,684

 22,189

 0.74

 A+/NR

 Alternative Loan Trust 2003-9T1, Floating Rate Note, 7/25/33

 22,133

 379,559

 BB-/B2

 Alternative Loan Trust 2003-J1, 4.75%, 10/25/33

 387,409

 192,964

 0.64

 BBB+/Ba1

 Alternative Loan Trust 2004-18CB, Floating Rate Note, 9/25/34

 191,546

 303,920

 BB+/Ba2

 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34

 305,633

 642,801

 0.63

 A+/Ba1

 Alternative Loan Trust 2005-J4, Floating Rate Note, 7/25/35

 609,208

 655,106

 AAA/Aaa

 American Home Mortgage Investment Trust 2004-3, 5.01%, 10/25/34 (Step)

 676,988

 279,760

 2.42

 AA+/Ba1

 American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45

 284,566

 309,223

 0.64

 NR/A1

 Banc of America Alternative Loan Trust 2003-10, Floating Rate Note, 12/25/33

 297,142

 171,850

 NR/B3

 Banc of America Alternative Loan Trust 2004-2, 5.5%, 3/25/19

 176,510

 248,167

 NR/B2

 Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/34

 252,156

 200,196

 BBB+/NR

 Banc of America Funding 2003-3 Trust, 5.5%, 10/25/33

 210,371

 35,420

 B+/B1

 Banc of America Funding 2005-6 Trust, 5.75%, 10/25/35

 35,487

 467,975

 0.40

 A/NR

 Banc of America Funding 2010-R4 Trust, Floating Rate Note, 6/26/37 (144A)

 465,633

 650,000

 1.30

 A-/Aa2

 Banc of America Large Loan Trust 2007-BMB1, Floating Rate Note, 8/15/29 (144A)

 644,091

 257,230

 3.13

 AA+/NR

 Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33

 259,133

 1,587,495

 3.14

 NR/Baa3

 Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33

 1,608,453

 24,100

 BB+/NR

 Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19

 24,479

 1,833,202

 NR/Caa2

 Bayview Commercial Asset Trust, 3.89%, 9/25/37 (Step) (144A)

 168,838

 2,552,557

 4.70

 NR/Caa2

 Bayview Commercial Asset Trust, Floating Rate Note, 7/25/37 (144A)

 130,436

 135,056

 0.93

 AA+/Baa1

 Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34

 133,475

 597,624

 0.79

 A+/Ba3

 Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34

 575,989

 159,187

 5.15

 BBB/B2

 Bear Stearns ARM Trust 2004-10, Floating Rate Note, 1/25/35

 161,002

 113,944

 3.07

 BBB+/B3

 Bear Stearns ARM Trust 2004-3, Floating Rate Note, 7/25/34

 112,372

 111,368

 3.48

 BBB+/Ba1

 Bear Stearns ARM Trust 2004-9, Floating Rate Note, 11/25/34

 112,993

 236,628

 AAA/Aaa

 Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 4.705%, 11/11/41

 239,850

 150,000

 5.21

 NR/Baa2

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 153,708

 687,923

 NR/NR

 Cendant Mortgage Corp., 6.25%, 3/25/32 (144A)

 703,416

 282,046

 NR/B2

 Chase Mortgage Finance Trust Series 2005-S1, 5.5%, 5/25/35

 289,410

 497,689

 0.39

 A+/Baa1

 Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-A, Floating Rate Note, 1/25/36 (144A)

 428,013

 798,632

 A/NR

 CHL Mortgage Pass-Through Trust 2002-J4, 5.5%, 10/25/32

 825,466

 265,105

 4.92

 BBB+/Ba1

 CHL Mortgage Pass-Through Trust 2004-14, Floating Rate Note, 8/25/34

 268,711

 553,588

 0.73

 AA+/Baa1

 CHL Mortgage Pass-Through Trust 2004-29, Floating Rate Note, 2/25/35

 523,195

 173,290

 NR/Baa3

 CHL Mortgage Pass-Through Trust 2004-9, 5.25%, 6/25/34

 178,055

 212,237

 NR/Caa1

 CHL Mortgage Pass-Through Trust 2005-19, 5.5%, 8/25/35

 220,334

 600,000

 5.44

 AAA/Aaa

 Citigroup Commercial Mortgage Trust 2004-C1, Floating Rate Note, 4/15/40

 615,933

 26,657

 0.34

 AAA/Aaa

 Citigroup Commercial Mortgage Trust 2007-FL3A, Floating Rate Note, 4/15/22 (144A)

 26,417

 522,521

 0.41

 A/Aa2

 Citigroup Commercial Mortgage Trust 2007-FL3A, Floating Rate Note, 4/15/22 (144A)

 512,585

 193,665

 NR/Aa2

 Citigroup Mortgage Loan Trust, Inc., 7.0%, 9/25/33

 200,161

 207,737

 5.50

 CC/NR

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/35

 24,284

 246,813

 2.83

 CC/NR

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 4/25/35

 201,560

 126,197

 0.79

 AA+/Aaa

 CNL Commercial Mortgage Loan Trust 2002-1, Floating Rate Note, 10/25/28 (144A)

 121,780

 170,295

 0.63

 BBB+/A2

 CNL Commercial Mortgage Loan Trust 2003-2, Floating Rate Note, 10/25/30 (144A)

 151,784

 87,504

 1.19

 NR/WR

 Collateralized Mortgage Obligation Trust 44, Floating Rate Note, 7/1/18

 88,368

 302,000

 5.35

 AAA/Aaa

 COMM 2004-LNB3 Mortgage Trust, Floating Rate Note, 7/10/37

 310,816

 69,131

 0.30

 AAA/Aaa

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 68,208

 1,000,000

 0.33

 AA-/A1

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 958,321

 352,862

 0.37

 BBB/A3

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 336,885

 317,956

 0.38

 A+/A1

 COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)

 314,882

 594,311

 2.14

 AAA/NR

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/17/26 (144A)

 602,221

 26,993

 NR/Aaa

 Commercial Mortgage Pass-Through Certificates Series 2007-C1, 5.268%, 2/15/40

 26,987

 325,937

 0.32

 AA/Aaa

 Commercial Mortgage Pass-Through Certificates Series 2007-TFL1, Floating Rate Note, 2/15/22 (144A)

 322,760

 100,613

 BBB/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.25%, 10/25/19

 102,072

 69,797

 B+/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 69,642

 622,976

 NR/Aaa

 Credit Suisse First Boston Mortgage Securities Corp., 7.13%, 11/15/30

 623,887

 341,502

 BBB+/Baa3

 Credit Suisse First Boston Mortgage Securities Corp., 7.5%, 5/25/32

 353,514

 99,450

 2.70

 BBB+/Ba1

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33

 99,370

 121,317

 4.90

 AAA/NR

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/15/36

 121,886

 94,173

 1.54

 AA+/A3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33

 92,735

 129,697

 1.69

 NR/WR

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/25/33

 123,929

 750,000

 6.45

 D/Caa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 9/15/34 (144A)

 352,050

 600,000

 3.88

 NR/NR

 CSMC Series 2010-16, Floating Rate Note, 6/25/50 (144A)

 590,168

 300,000

 1.50

 AA-/NR

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/15/26 (144A)

 300,070

 141,385

 0.57

 AA+/Aa3

 DSLA Mortgage Loan Trust 2004-AR3, Floating Rate Note, 7/19/44

 134,598

 200,000

 0.90

 AAA/Aaa

 Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)

 200,189

 200,000

 1.30

 AA-/NR

 Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)

 200,000

 53,242

 AAA/Aaa

 Fannie Mae Benchmark REMIC, 5.45%, 12/25/20

 53,836

 4,102,618

 3.78

 AAA/Aaa

 Fannie Mae Grantor Trust 2001-T1, Floating Rate Note, 10/25/40

 3,946,169

 1,119,697

 3.39

 AAA/Aaa

 Fannie Mae Grantor Trust 2004-T2, Floating Rate Note, 7/25/43

 1,198,947

 295,412

 AAA/Aaa

 Fannie Mae REMICS, 1.5%, 11/25/20

 298,186

 332,988

 AAA/Aaa

 Fannie Mae REMICS, 3.0%, 1/25/21

 345,373

 193,811

 AAA/Aaa

 Fannie Mae REMICS, 4.0%, 6/25/37

 195,190

 46,488

 AAA/Aaa

 Fannie Mae REMICS, 4.5%, 2/25/32

 46,541

 188,137

 AAA/Aaa

 Fannie Mae REMICS, 5.0%, 2/25/40

 189,954

 458,223

 AAA/Aaa

 Fannie Mae REMICS, 5.0%, 3/25/24

 466,868

 37,163

 AAA/Aaa

 Fannie Mae REMICS, 5.0%, 9/25/39

 37,660

 234,620

 AAA/Aaa

 Fannie Mae REMICS, 5.5%, 5/25/30

 239,751

 276,838

 AAA/Aaa

 Fannie Mae REMICS, 6.0%, 3/25/35

 290,558

 165,983

 AAA/Aaa

 Fannie Mae REMICS, 6.0%, 6/25/29

 185,988

 719,420

 1.07

 AAA/Aaa

 Fannie Mae REMICS, Floating Rate Note, 1/25/24

 722,834

 191,000

 0.39

 AAA/Aaa

 Fannie Mae REMICS, Floating Rate Note, 10/27/37

 191,039

 226,982

 0.59

 AAA/Aaa

 Fannie Mae REMICS, Floating Rate Note, 11/25/40

 227,991

 1,073,482

 0.49

 AAA/Aaa

 Fannie Mae REMICS, Floating Rate Note, 12/25/42

 1,074,206

 285,606

 0.51

 AAA/Aaa

 Fannie Mae REMICS, Floating Rate Note, 2/25/35

 286,085

 421,579

 0.44

 AAA/Aaa

 Fannie Mae REMICS, Floating Rate Note, 2/25/37

 421,199

 115,474

 0.59

 AAA/Aaa

 Fannie Mae REMICS, Floating Rate Note, 4/25/34

 116,058

 510,985

 0.74

 AAA/Aaa

 Fannie Mae REMICS, Floating Rate Note, 5/25/40

 513,943

 171,668

 0.44

 AAA/Aaa

 Fannie Mae REMICS, Floating Rate Note, 6/25/37

 171,723

 220,377

 0.49

 AAA/Aaa

 Fannie Mae REMICS, Floating Rate Note, 7/25/35

 220,490

 298,254

 0.67

 AAA/Aaa

 Fannie Mae REMICS, Floating Rate Note, 7/25/36

 300,360

 1,103,729

 2.79

 AAA/Aaa

 Fannie Mae Trust 2003-W2, Floating Rate Note, 7/25/42

 1,088,261

 276,871

 2.75

 AAA/Aaa

 Fannie Mae Trust 2005-W3, Floating Rate Note, 4/25/45

 295,328

 296,302

 2.29

 AAA/Aaa

 Fannie Mae Trust 2005-W4, Floating Rate Note, 6/25/35

 305,745

 63,347

 2.59

 BBB+/A1

 First Horizon Mortgage Pass-Through Trust 2004-AR1, Floating Rate Note, 2/25/34

 63,068

 95,384

 2.63

 NR/B2

 First Horizon Mortgage Pass-Through Trust 2004-AR5, Floating Rate Note, 10/25/34

 92,980

 33,756

 CCC/NR

 First Horizon Mortgage Pass-Through Trust 2006-1, 6.0%, 5/25/36

 33,753

 100,000

 1.78

 AAA/Aaa

 Fosse Master Issuer Plc, Floating Rate Note, 10/18/54 (144A)

 102,705

 341,754

 AAA/Aaa

 Freddie Mac REMICS, 3.5%, 6/15/28

 349,210

 116,864

 AAA/Aaa

 Freddie Mac REMICS, 4.0%, 12/15/22

 118,806

 208,287

 AAA/Aaa

 Freddie Mac REMICS, 4.0%, 6/15/22

 210,462

 100,641

 AAA/Aaa

 Freddie Mac REMICS, 4.5%, 9/15/22

 101,600

 245,583

 AAA/Aaa

 Freddie Mac REMICS, 5.0%, 6/15/34

 252,286

 216,619

 AAA/Aaa

 Freddie Mac REMICS, 5.5%, 10/15/35

 225,264

 4,247

 AAA/Aaa

 Freddie Mac REMICS, 5.5%, 3/15/32

 4,254

 38,176

 AAA/Aaa

 Freddie Mac REMICS, 5.5%, 3/15/33

 38,371

 360,530

 AAA/Aaa

 Freddie Mac REMICS, 6.0%, 4/15/24

 365,659

 124,022

 0.50

 AAA/Aaa

 Freddie Mac REMICS, Floating Rate Note, 1/15/36

 124,340

 446,202

 0.65

 AAA/Aaa

 Freddie Mac REMICS, Floating Rate Note, 1/15/41

 449,621

 172,827

 0.55

 AAA/Aaa

 Freddie Mac REMICS, Floating Rate Note, 11/15/36

 173,330

 110,863

 0.45

 AAA/Aaa

 Freddie Mac REMICS, Floating Rate Note, 11/15/36

 110,862

 120,462

 0.60

 AAA/Aaa

 Freddie Mac REMICS, Floating Rate Note, 12/15/32

 120,845

 210,253

 0.50

 AAA/Aaa

 Freddie Mac REMICS, Floating Rate Note, 12/15/34

 210,451

 406,193

 0.50

 AAA/Aaa

 Freddie Mac REMICS, Floating Rate Note, 2/15/37

 406,629

 229,193

 0.50

 AAA/Aaa

 Freddie Mac REMICS, Floating Rate Note, 4/15/36

 229,490

 234,186

 0.60

 AAA/Aaa

 Freddie Mac REMICS, Floating Rate Note, 5/15/41

 235,159

 91,148

 0.63

 AA+/Aa2

 GE Business Loan Trust 2003-1, Floating Rate Note, 4/15/31 (144A)

 87,354

 346,339

 0.49

 AA/Aa2

 GE Business Loan Trust 2004-1, Floating Rate Note, 5/15/32 (144A)

 335,000

 181,172

 0.42

 AA-/Aa1

 GE Business Loan Trust 2004-2, Floating Rate Note, 12/15/32 (144A)

 176,031

 284,577

 0.45

 AA/Aa3

 GE Business Loan Trust 2005-1, Floating Rate Note, 6/15/33 (144A)

 270,324

 379,403

 0.38

 A/Aa3

 GE Business Loan Trust 2006-2, Floating Rate Note, 11/15/34 (144A)

 350,961

 657,701

 0.37

 A/Aa3

 GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)

 607,916

 448,169

 NR/A3

 GE Capital Commercial Mortgage Corp., 5.208%, 3/10/39 (144A)

 456,660

 445,000

 5.22

 NR/Aa3

 GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/37 (144A)

 446,475

 600,000

 5.22

 NR/Baa2

 GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/37 (144A)

 600,896

 500,000

 5.15

 BBB-/NR

 GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/45 (144A)

 503,010

 250,000

 5.31

 BBB+/Baa1

 GMAC Commercial Mortgage Securities Inc Series 2003-C1 Trust, Floating Rate Note, 5/10/36 (144A)

 249,936

 150,000

 5.42

 B+/NR

 GMAC Commercial Mortgage Securities Inc Series 2003-C2 Trust, Floating Rate Note, 5/10/40 (144A)

 148,247

 474,346

 AAA/Aaa

 GMAC Commercial Mortgage Securities Inc Series 2003-C3 Trust, 5.023%, 4/10/40

 476,814

 300,000

 5.30

 AAA/Aa3

 GMAC Commercial Mortgage Securities Inc Series 2004-C2 Trust, Floating Rate Note, 8/10/38

 310,446

 259,364

 4.50

 AA/Baa3

 GMACM Mortgage Loan Trust 2003-AR1, Floating Rate Note, 10/19/33

 267,845

 176,950

 3.25

 A+/NR

 GMACM Mortgage Loan Trust 2004-AR1, Floating Rate Note, 6/25/34

 178,507

 293,177

 AAA/Aaa

 Government National Mortgage Association, 3.0%, 4/20/41

 304,355

 127,149

 AAA/Aaa

 Government National Mortgage Association, 4.5%, 5/20/33

 128,833

 92,454

 AAA/Aaa

 Government National Mortgage Association, 4.549%, 6/16/28

 92,882

 1,017,137

 AAA/Aaa

 Government National Mortgage Association, 5.0%, 1/20/16

 1,053,547

 197,632

 AAA/Aaa

 Government National Mortgage Association, 5.0%, 4/20/36

 211,935

 730,875

 0.65

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 1/20/34

 731,781

 2,929,142

 1.63

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 10/16/43

 187,644

 11,916,160

 0.56

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 11/16/51

 444,413

 11,601,267

 1.10

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 2/16/52

 531,674

 1,969,989

 1.03

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 2/16/53

 169,520

 2,006,904

 1.17

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 3/16/51

 77,324

 1,181,251

 1.05

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 3/16/53

 98,612

 1,965,656

 1.10

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 8/16/52

 150,626

 1,770,083

 1.07

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 9/16/52

 160,605

 400,000

 1.65

 NR/Aa3

 GS Mortgage Securities Corp II, Floating Rate Note, 11/8/29 (144A)

 402,251

 350,000

 NR/NR

 GS Mortgage Securities Corp. II, 4.209%, 2/10/21 (144A)

 352,975

 500,000

 1.26

 AAA/Aaa

 GS Mortgage Securities Corp. II, Floating Rate Note, 3/6/20 (144A)

 501,654

 100,000

 2.20

 AA/NR

 GS Mortgage Securities Corp. II, Floating Rate Note, 3/6/20 (144A)

 100,343

 373,149

 2.48

 A+/NR

 GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33

 377,477

 400,764

 2.77

 A+/B1

 GSR Mortgage Loan Trust 2004-7, Floating Rate Note, 6/25/34

 405,773

 214,448

 5.25

 BB-/NR

 GSR Mortgage Loan Trust 2005-AR4, Floating Rate Note, 7/25/35

 214,877

 250,000

 2.48

 AA/Aa3

 Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)

 258,424

 374,846

 0.61

 NR/Baa1

 HomeBanc Mortgage Trust 2005-2, Floating Rate Note, 5/25/25

 367,201

 453,505

 0.54

 AA+/Aa3

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34

 455,819

 373,295

 0.95

 AA+/A3

 Impac CMB Trust Series 2003-11, Floating Rate Note, 10/25/33

 372,101

 1,539,381

 0.83

 BBB/Ba3

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 1,500,124

 160,588

 0.97

 BBB/Baa1

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 155,947

 103,736

 0.93

 BBB+/A3

 Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34

 100,396

 228,743

 0.39

 BB+/Baa2

 Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36

 216,390

 94,417

 2.84

 BBB-/B1

 IndyMac INDX Mortgage Loan Trust 2004-AR6, Floating Rate Note, 10/25/34

 94,229

 112,830

 2.77

 NR/NR

 Jefferies & Co., Inc., Floating Rate Note, 5/26/37 (144A)

 113,766

 321,529

 4.92

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp. Pass-Through Certificates Series 2003-LN1, Floating Rate Note, 10/15/37

 322,357

 650,000

 2.06

 AA/Aa2

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/25 (144A)

 657,589

 300,000

 2.00

 A-/NR

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 4/15/28 (144A)

 299,004

 198,801

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15, 5.819%, 6/12/43

 198,578

 266,742

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC17, 5.45%, 12/12/43

 266,521

 1,288,153

 0.33

 NR/Aa2

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)

 1,269,048

 211,896

 0.56

 NR/Ba1

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)

 199,271

 250,000

 0.35

 AA/Aa3

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47

 249,340

 396,241

 5.71

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19, Floating Rate Note, 2/12/49

 403,621

 744,082

 2.14

 A+/Baa1

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 763,085

 449,495

 2.52

 AA+/Baa3

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 465,046

 225,520

 2.62

 AA+/Baa2

 JP Morgan Mortgage Trust 2004-A5, Floating Rate Note, 12/25/34

 230,774

 242,817

 B+/Baa3

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 250,436

 73,871

 2.42

 BBB+/Ba1

 JP Morgan Mortgage Trust 2005-A4, Floating Rate Note, 7/25/35

 74,743

 56,863

 NR/Caa3

 JP Morgan Mortgage Trust 2006-S3, 6.0%, 8/25/36

 2,509

 563,533

 5.62

 BBB+/NR

 LB-UBS Commercial Mortgage Trust 2002-C4, Floating Rate Note, 10/15/35 (144A)

 562,388

 237,554

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31

 242,192

 500,000

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust 2004-C2, 4.367%, 3/15/36

 510,460

 101,717

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust 2005-C3, 4.664%, 7/15/30

 103,057

 155,393

 6.15

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust 2008-C1, Floating Rate Note, 4/15/41

 164,015

 939,326

 0.37

 AA+/Aaa

 Lehman Brothers Floating Rate Commercial Mortgage Trust 2006-LLF C5, Floating Rate Note, 9/15/21 (144A)

 935,760

 76,111

 0.90

 BB/Aaa

 Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)

 76,069

 466,904

 1.24

 A+/Aa1

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)

 466,029

 299,025

 0.44

 A+/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 269,123

 1,142,334

 0.42

 A+/Aa2

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 988,145

 538,274

 0.44

 A+/Aa3

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 472,109

 339,476

 0.71

 BB/B2

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 175,261

 250,000

 1.29

 A+/B1

 MASTR Adjustable Rate Mortgages Trust 2004-11, Floating Rate Note, 11/25/34

 221,653

 33,273

 AAA/NR

 MASTR Alternative Loan Trust 2004-13, 4.5%, 1/25/15

 33,324

 143,738

 0.59

 AA+/NR

 MASTR Asset Securitization Trust 2003-6, Floating Rate Note, 7/25/18

 140,942

 209,750

 6.60

 A-/NR

 MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32

 219,698

 563,345

 1.28

 BBB+/Baa3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28

 563,402

 208,115

 2.20

 A+/Baa3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29

 209,780

 290,631

 0.65

 A+/A3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29

 287,753

 268,828

 0.69

 AA+/A3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B, Floating Rate Note, 5/25/29

 261,489

 466,620

 0.52

 A+/Ba2

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-E, Floating Rate Note, 11/25/29

 453,227

 294,004

 1.11

 A+/Baa2

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 288,684

 216,652

 2.44

 BBB/B3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-2, Floating Rate Note, 10/25/35

 217,216

 624,784

 0.65

 AA+/Ba3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30

 602,354

 142,712

 2.52

 BBB+/NR

 Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, Floating Rate Note, 2/25/35

 146,279

 190,780

 2.52

 A+/NR

 Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, Floating Rate Note, 2/25/35

 191,505

 137,459

 5.29

 NR/Aaa

 ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46

 138,847

 416,790

 AAA/NR

 Morgan Stanley Capital I Trust 2004-HQ4, 4.97%, 4/14/40

 429,977

 955,055

 5.11

 AAA/NR

 Morgan Stanley Capital I Trust 2004-IQ8, Floating Rate Note, 6/15/40

 984,237

 439,848

 NR/Aaa

 Morgan Stanley Capital I Trust 2004-TOP13, 4.66%, 9/13/45

 443,698

 338,869

 NR/A3

 Morgan Stanley Dean Witter Capital I Trust 2001-TOP3, 6.79%, 7/15/33

 346,442

 663,035

 0.46

 AA+/A3

 Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35

 649,597

 673,213

 0.47

 A+/Ba2

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 653,751

 700,000

 NR/NR

 Morgan Stanley Re-REMIC Trust 2010-R9, 5.0%, 11/26/36 (144A)

 742,245

 474,982

 1.39

 AAA/Aaa

 NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)

 474,614

 200,000

 4.44

 BBB/Baa3

 NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)

 204,017

 149,302

 0.44

 BB+/B2

 Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5, Floating Rate Note, 12/25/35

 148,012

 155,410

 NR/Baa3

 ORES NPL LLC, 4.0%, 9/25/44 (144A)

 155,248

 700,000

 1.68

 AAA/Aaa

 Permanent Master Issuer Plc, Floating Rate Note, 7/15/42 (144A)

 704,759

 180,238

 NR/A2

 PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)

 181,747

 635,032

 BB+/B2

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 647,588

 403,414

 0.74

 NR/Baa3

 RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17

 382,350

 850,568

 BBB+/Baa3

 RALI Series 2003-QR24 Trust, 4.0%, 7/25/33

 846,658

 784,091

 BBB-/Baa3

 RALI Series 2003-QR24 Trust, 4.0%, 7/25/33

 806,242

 60,924

 NR/Ba1

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 62,189

 239,526

 BB+/Ba3

 RALI Series 2003-QS15 Trust, 5.5%, 8/25/33

 246,522

 325,000

 BBB/Baa3

 RALI Series 2003-QS17 Trust, 5.5%, 9/25/33

 333,413

 709,593

 BBB+/Ba1

 RALI Series 2004-QS1 Trust, 4.25%, 1/25/34

 711,529

 156,331

 0.74

 BBB+/Ba1

 RALI Series 2004-QS1 Trust, Floating Rate Note, 1/25/34

 153,699

 280,828

 NR/B3

 RALI Series 2004-QS16 Trust, 5.5%, 12/25/34

 288,611

 195,134

 BB+/Ba3

 RALI Series 2004-QS5 Trust, 4.75%, 4/25/34

 202,385

 243,487

 6.26

 BBB+/NR

 RAMP Series 2004-SL4 Trust, Floating Rate Note, 5/25/18

 248,551

 340,624

 1.60

 B-/Ba1

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 296,734

 1,793,129

 0.59

 BBB+/NR

 Residential Asset Securitization Trust 2003-A2, Floating Rate Note, 5/25/33

 1,622,185

 423,747

 B/NR

 Residential Asset Securitization Trust 2004-A9, 5.75%, 12/25/34

 434,884

 389,739

 CCC/NR

 Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35

 396,524

 400,000

 0.00

 NR/NR

 Resimac MBS Trust, Floating Rate Note, 3/7/14

 400,131

 155,589

 NR/B3

 RFMSI Series 2005-S5 Trust, 5.25%, 7/25/35

 162,908

 632,412

 NR/Baa3

 RREF 2013 LT2 LLC, 2.833%, 5/22/28 (144A)

 631,745

 328,179

 2.67

 BBB+/B2

 SASCO Mortgage Pass-Through Certificates Series 2004-S4, Floating Rate Note, 12/25/34

 333,537

 263,052

 0.82

 AA+/Baa3

 Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33

 263,631

 207,615

 0.52

 A+/Baa3

 Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34

 207,158

 860,156

 0.47

 A/Baa1

 Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35

 827,675

 299,702

 0.80

 AA/A3

 Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35

 287,743

 357,904

 1.88

 AA+/Baa3

 Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34

 359,515

 742,721

 0.54

 A+/Baa2

 Sequoia Mortgage Trust 2004-9, Floating Rate Note, 10/20/34

 725,636

 536,349

 0.74

 AA+/B1

 Sequoia Mortgage Trust 2005-1, Floating Rate Note, 2/20/35

 535,757

 290,000

 1.93

 AAA/Aaa

 Silverstone Master Issuer Plc, Floating Rate Note, 1/21/55 (144A)

 301,897

 94,092

 NR/Baa3

 SMA Issuer I LLC, 3.5%, 8/20/25 (144A)

 94,551

 346,593

 2.22

 AAA/NR

 Springleaf Mortgage Loan Trust 2012-2, Floating Rate Note, 10/25/57 (144A)

 358,758

 216,854

 2.99

 BB+/Ba2

 Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34

 213,818

 286,270

 0.86

 AA+/Baa1

 Structured Asset Mortgage Investments II Trust 2004-AR5, Floating Rate Note, 10/19/34

 287,873

 640,444

 3.68

 CCC/Caa3

 Structured Asset Mortgage Investments II Trust 2005-AR2, Floating Rate Note, 5/25/45

 486,732

 435,257

 0.75

 AA+/A1

 Structured Asset Mortgage Investments II Trust 2005-F1, Floating Rate Note, 8/26/35

 432,361

 266,951

 2.69

 A+/Baa3

 Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33

 273,118

 1,178,512

 2.59

 A+/Baa3

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33

 1,172,264

 506,509

 0.69

 A+/Baa3

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Floating Rate Note, 12/25/33

 492,057

 254,770

 0.84

 NR/NR

 Structured Asset Securities Corp. Reverse Mortgage Loan Trust 2002-RM1, Floating Rate Note, 10/25/37 (144A)

 252,382

 167,280

 3.06

 NR/Baa2

 Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43

 169,137

 331,576

 1.74

 AAA/A1

 Thornburg Mortgage Securities Trust 2004-1, Floating Rate Note, 3/25/44

 333,267

 1,398,212

 0.93

 BBB+/Baa3

 Thornburg Mortgage Securities Trust 2004-3, Floating Rate Note, 9/25/44

 1,361,020

 316,210

 1.79

 AA+/Baa3

 Thornburg Mortgage Securities Trust Class II2A, Floating Rate Note, 3/25/44

 319,149

 237,332

 4.11

 AAA/Ba1

 Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44

 240,607

 525,000

 AAA/Aa1

 Timberstar Trust, 5.668%, 10/15/36 (144A)

 592,686

 221,339

 0.77

 BB+/Aaa

 UBS Commercial Mortgage Trust 2007-FL1, Floating Rate Note, 7/15/24 (144A)

 220,265

 300,000

 NR/NR

 Vericrest Opportunity Loan Transferee, 3.222%, 5/27/53 (Step) (144A)

 300,000

 342,902

 2.73

 NR/NR

 Vericrest Opportunity Loan Transferee, Floating Rate Note, 11/25/60 (144A)

 345,175

 78,410,257

 0.01

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Floating Rate Note, 6/15/45

 784

 650,000

 5.30

 BBB/NR

 WAMU Commercial Mortgage Securities Trust, Floating Rate Note, 5/25/36 (144A)

 659,424

 1,194,630

 AA+/NR

 WaMu Mortgage Pass Through Certificates, 5.0%, 10/25/18

 1,231,374

 100,406

 1.57

 AA+/Ba3

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 6/25/42

 94,934

 482,875

 2.43

 A+/A1

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 9/25/33

 494,609

 416,170

 5.00

 NR/Ba2

 Wells Fargo Mortgage Backed Securities 2005-AR6 Trust, Floating Rate Note, 4/25/35

 425,742

 61,115

 AA+/A1

 Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36

 63,185

 575,726

 NR/Caa1

 Wells Fargo Mortgage Backed Securities 2006-2 Trust, 5.75%, 3/25/36

 585,753

 352,684

 4.93

 BBB+/Ba3

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 8/25/34

 364,005

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $100,699,713)

 $

 99,314,210

 CORPORATE BONDS - 30.0%

 Energy - 1.2%

 Integrated Oil & Gas - 0.6%

 700,000

 A/A1

 ConocoPhillips Co., 1.05%, 12/15/17

 $

 688,498

 1,115,000

 0.66

 AA-/Aa1

 Total Capital Canada, Ltd., Floating Rate Note, 1/15/16

 1,120,238

 $

 1,808,736

 Oil & Gas Exploration & Production - 0.1%

 250,000

 A/Aa3

 Ras Laffan Liquefied Natural Gas Co, Ltd. III, 5.5%, 9/30/14 (144A)

 $

 263,250

 Oil & Gas Storage & Transportation - 0.5%

 650,000

 A-/A3

 TransCanada PipeLines, Ltd., 0.75%, 1/15/16

 $

 647,538

 750,000

 BBB/Baa2

 Williams Partners LP, 3.8%, 2/15/15

 785,966

 $

 1,433,504

 Total Energy

 $

 3,505,490

 Materials - 0.4%

 Industrial Gases - 0.1%

 500,000

 BBB/Baa2

 Airgas, Inc., 2.85%, 10/1/13

 $

 503,613

 Construction Materials - 0.1%

 360,000

 BBB+/Baa2

 CRH America, Inc., 5.3%, 10/15/13

 $

 366,025

 Gold - 0.2%

 500,000

 BBB/Baa2

 Barrick Gold Corp., 1.75%, 5/30/14

 $

 503,670

 Total Materials

 $

 1,373,308

 Capital Goods - 1.3%

 Aerospace & Defense - 0.6%

 360,000

 BB/Ba2

 Bombardier, Inc., 4.25%, 1/15/16 (144A)

 $

 372,600

 500,000

 A-/A2

 Precision Castparts Corp., 1.25%, 1/15/18

 494,316

 1,050,000

 A/A2

 The Boeing Co., 0.95%, 5/15/18

 1,021,789

 $

 1,888,705

 Industrial Conglomerates - 0.2%

 500,000

 AA+/Aa3

 General Electric Co., 0.85%, 10/9/15

 $

 501,159

 Trading Companies & Distributors - 0.5%

 1,000,000

 BBB/Baa2

 Glencore Funding LLC, 6.0%, 4/15/14 (144A)

 $

 1,040,279

 500,000

 1.43

 NR/Baa2

 Glencore Funding LLC, Floating Rate Note, 5/27/16 (144A)

 499,996

 $

 1,540,275

 Total Capital Goods

 $

 3,930,139

 Transportation - 0.2%

 Railroads - 0.2%

 500,000

 BBB/Baa2

 CSX Corp., 5.3%, 2/15/14

 $

 516,007

 Total Transportation

 $

 516,007

 Automobiles & Components - 0.9%

 Auto Parts & Equipment - 0.3%

 250,000

 BBB+/Baa1

 Johnson Controls, Inc., 1.75%, 3/1/14

 $

 252,208

 725,000

 0.68

 BBB+/Baa1

 Johnson Controls, Inc., Floating Rate Note, 2/4/14

 726,794

 $

 979,002

 Automobile Manufacturers - 0.6%

 1,000,000

 BBB+/Baa1

 Hyundai Motor Manufacturing Czech sro, 4.5%, 4/15/15 (144A)

 $

 1,052,195

 500,000

 A-/A3

 Volkswagen International Finance NV, 1.6%, 11/20/17 (144A)

 498,160

 300,000

 A-/A3

 Volkswagen International Finance NV, 1.875%, 4/1/14 (144A)

 302,497

 $

 1,852,852

 Total Automobiles & Components

 $

 2,831,854

 Media - 0.5%

 Broadcasting - 0.4%

 750,000

 BBB/Baa2

 Discovery Communications LLC, 3.7%, 6/1/15

 $

 790,997

 425,000

 0.82

 A-/A3

 NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/16 (144A)

 427,012

 $

 1,218,009

 Publishing - 0.1%

 250,000

 A-/Baa1

 Thomson Reuters Corp., 0.875%, 5/23/16

 $

 248,602

 Total Media

 $

 1,466,611

 Food & Staples Retailing - 0.2%

 Drug Retail - 0.2%

 500,000

 BBB/Baa1

 Walgreen Co., 4.875%, 8/1/13

 $

 503,282

 Total Food & Staples Retailing

 $

 503,282

 Food, Beverage & Tobacco - 0.2%

 Brewers - 0.1%

 500,000

 BBB+/Baa1

 SABMiller Holdings, Inc., 1.85%, 1/15/15 (144A)

 $

 508,063

 Packaged Foods & Meats - 0.1%

 250,000

 0.57

 BBB+/A2

 Campbell Soup Co., Floating Rate Note, 8/1/14

 $

 250,355

 Total Food, Beverage & Tobacco

 $

 758,418

 Health Care Equipment & Services - 0.7%

 Health Care Equipment - 0.2%

 510,000

 A/Baa1

 St Jude Medical, Inc., 2.5%, 1/15/16

 $

 526,230

 Health Care Distributors - 0.2%

 500,000

 A-/Baa2

 Cardinal Health, Inc., 4.0%, 6/15/15

 $

 530,035

 Health Care Services - 0.3%

 1,000,000

 BBB+/Baa3

 Express Scripts Holding Co., 3.125%, 5/15/16

 $

 1,055,314

 Total Health Care Equipment & Services

 $

 2,111,579

 Pharmaceuticals, Biotechnology & Life Sciences - 0.6%

 Pharmaceuticals - 0.2%

 500,000

 BBB-/Baa2

 Zoetis, Inc., 1.15%, 2/1/16 (144A)

 $

 501,213

 Life Sciences Tools & Services - 0.4%

 500,000

 BBB+/Baa2

 Agilent Technologies, Inc., 2.5%, 7/15/13

 $

 501,080

 620,000

 BBB+/NR

 Agilent Technologies, Inc., 5.5%, 9/14/15

 681,557

 $

 1,182,637

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,683,850

 Banks - 6.7%

 Diversified Banks - 4.1%

 500,000

 1.63

 A/NR

 Abbey National Treasury Services Plc London, Floating Rate Note, 6/10/13

 $

 500,100

 500,000

 A/A2

 ABN AMRO Bank NV, 1.375%, 1/22/16 (144A)

 500,600

 1,000,000

 AA-/Aa3

 ANZ New Zealand Int'l, Ltd. London, 1.125%, 3/24/16 (144A)

 998,292

 500,000

 A+/Aa3

 Bank of Montreal, 0.8%, 11/6/15

 500,598

 500,000

 A+/NR

 Bank of Nova Scotia, 1.45%, 4/25/18

 493,322

 500,000

 BBB-/Baa3

 BBVA US Senior SAU, 3.25%, 5/16/14

 505,338

 500,000

 0.76

 AA-/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, Floating Rate Note, 3/18/16

 500,839

 500,000

 A+/Aa3

 Export-Import Bank of Korea, 1.25%, 11/20/15

 496,993

 1,700,000

 1.08

 AA-/Aa3

 HSBC Bank Plc, Floating Rate Note, 1/17/14 (144A)

 1,708,017

 1,000,000

 0.93

 AA-/Aa3

 HSBC Bank Plc, Floating Rate Note, 8/12/13 (144A)

 1,001,257

 500,000

 BBB+/Baa2

 Intesa Sanpaolo S.p.A., 3.125%, 1/15/16

 497,275

 500,000

 2.67

 BBB+/Baa2

 Intesa Sanpaolo S.p.A., Floating Rate Note, 2/24/14 (144A)

 502,536

 250,000

 0.74

 AA-/Aa3

 Nordea Bank AB, Floating Rate Note, 5/13/16 (144A)

 249,858

 500,000

 A+/A2

 Standard Chartered Plc, 3.85%, 4/27/15 (144A)

 525,215

 500,000

 A/Aa3

 The Korea Development Bank, 1.0%, 1/22/16

 493,574

 500,000

 AA-/Aa1

 The Toronto-Dominion Bank, 1.4%, 4/30/18

 493,063

 500,000

 0.45

 AA-/Aa1

 The Toronto-Dominion Bank, Floating Rate Note, 5/1/15

 500,100

 820,000

 A/A3

 Wachovia Corp., 5.25%, 8/1/14

 862,173

 300,000

 A+/A2

 Wells Fargo & Co., 1.5%, 7/1/15

 304,493

 575,000

 0.91

 A+/A2

 Wells Fargo & Co., Floating Rate Note, 4/23/18

 578,583

 $

 12,212,226

 Regional Banks - 2.0%

 103,000

 A-/A2

 BB&T Corp., 1.6%, 8/15/17

 $

 103,139

 250,000

 A-/A2

 BB&T Corp., 3.375%, 9/25/13

 252,298

 500,000

 A-/A2

 BB&T Corp., 5.7%, 4/30/14

 523,438

 500,000

 0.70

 BBB-/Baa2

 Fifth Third Bancorp, Floating Rate Note, 12/20/16

 490,836

 1,000,000

 A-/A3

 KeyBank NA Cleveland Ohio, 1.65%, 2/1/18

 1,001,959

 275,000

 BBB+/Baa1

 KeyBank NA Cleveland Ohio, 5.8%, 7/1/14

 289,801

 500,000

 BBB+/Baa1

 KeyCorp, 3.75%, 8/13/15

 530,813

 500,000

 0.59

 A/A2

 PNC Bank NA, Floating Rate Note, 1/28/16

 501,465

 500,000

 0.60

 A/A2

 PNC Bank NA, Floating Rate Note, 4/29/16

 500,148

 500,000

 0.48

 A-/A3

 PNC Funding Corp., Floating Rate Note, 1/31/14

 500,512

 250,000

 0.48

 A+/Aa3

 State Street Bank and Trust Co., Floating Rate Note, 12/8/15

 248,758

 500,000

 BBB/Baa1

 SunTrust Banks, Inc., 3.5%, 1/20/17

 532,302

 275,000

 4.49

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)

 273,625

 250,000

 0.48

 A+/A1

 Wells Fargo Bank NA, Floating Rate Note, 5/16/16

 247,116

 $

 5,996,210

 Thrifts & Mortgage Finance - 0.6%

 325,000

 BBB-/Baa2

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 345,089

 1,027,000

 BBB/Baa2

 Santander Holdings USA, Inc. Pennsylvania, 3.0%, 9/24/15

 1,058,187

 500,000

 0.73

 AAA/Aaa

 Swedbank Hypotek AB, Floating Rate Note, 3/28/14 (144A)

 501,669

 $

 1,904,945

 Total Banks

 $

 20,113,381

 Diversified Financials - 6.5%

 Other Diversified Financial Services - 3.2%

 500,000

 A-/Baa2

 Bank of America Corp., 3.7%, 9/1/15

 $

 525,820

 1,750,000

 1.10

 A-/Baa2

 Bank of America Corp., Floating Rate Note, 3/22/16

 1,750,968

 250,000

 0.61

 A-/Baa2

 Bank of America Corp., Floating Rate Note, 9/15/14

 248,985

 500,000

 A-/Baa2

 Citigroup, Inc., 1.3%, 4/1/16

 499,073

 1,000,000

 BBB+/Baa3

 Citigroup, Inc., 5.0%, 9/15/14

 1,046,064

 250,000

 0.55

 A-/Baa2

 Citigroup, Inc., Floating Rate Note, 11/5/14

 249,448

 500,000

 1.07

 A-/Baa2

 Citigroup, Inc., Floating Rate Note, 4/1/16

 501,950

 485,000

 AA+/A1

 General Electric Capital Corp., 1.625%, 7/2/15

 492,814

 1,000,000

 AA+/A1

 General Electric Capital Corp., 1.875%, 9/16/13

 1,004,463

 1,000,000

 1.11

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 12/20/13

 1,004,050

 500,000

 0.98

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 4/24/14

 503,060

 500,000

 0.91

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 4/7/14

 502,815

 500,000

 1.38

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 8/1/17

 501,084

 265,000

 A/A2

 JPMorgan Chase & Co., 3.4%, 6/24/15

 278,056

 500,000

 4.00

 A/A2

 JPMorgan Chase & Co., Floating Rate Note, 2/25/21

 509,150

 $

 9,617,800

 Specialized Finance - 0.4%

 175,000

 BBB+/Baa1

 Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (144A)

 $

 186,525

 500,000

 A/A2

 National Rural Utilities Cooperative Finance Corp., 5.4%, 10/15/13

 507,274

 500,000

 0.53

 A/A2

 National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 4/4/14

 500,906

 150,000

 A/A3

 NYSE Euronext, 2.0%, 10/5/17

 151,707

 $

 1,346,412

 Consumer Finance - 1.1%

 270,000

 1.90

 A-/A2

 American Express Credit Corp., Floating Rate Note, 6/19/13

 $

 270,174

 500,000

 1.13

 A-/A2

 American Express Credit Corp., Floating Rate Note, 6/24/14

 503,404

 380,000

 A+/A1

 American Honda Finance Corp., 6.7%, 10/1/13 (144A)

 387,490

 175,000

 0.65

 A+/A1

 American Honda Finance Corp., Floating Rate Note, 5/26/16 (144A)

 175,179

 500,000

 BB+/Ba1

 Banque PSA Finance SA, 3.375%, 4/4/14 (144A)

 502,979

 475,000

 BBB/Baa1

 Capital One Financial Corp., 1.0%, 11/6/15

 472,065

 500,000

 BBB/Baa1

 Capital One Financial Corp., 2.125%, 7/15/14

 506,754

 250,000

 BB+/Baa3

 Ford Motor Credit Co LLC, 2.375%, 1/16/18

 248,902

 200,000

 BB+/Baa3

 Ford Motor Credit Co. LLC, 3.875%, 1/15/15

 207,433

 100,000

 BBB+/A3

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 105,875

 $

 3,380,255

 Asset Management & Custody Banks - 0.1%

 300,000

 AA-/A1

 Franklin Resources, Inc., 3.125%, 5/20/15

 $

 313,825

 Investment Banking & Brokerage - 1.7%

 500,000

 A-/Baa2

 Merrill Lynch & Co., Inc., 5.0%, 2/3/14

 $

 514,073

 1,000,000

 A-/Baa1

 Morgan Stanley, 4.0%, 9/22/20 (Step)

 1,001,982

 290,000

 1.88

 A-/Baa1

 Morgan Stanley, Floating Rate Note, 1/24/14

 291,930

 275,000

 3.10

 A-/Baa1

 Morgan Stanley, Floating Rate Note, 11/9/18

 284,427

 500,000

 1.52

 A-/Baa1

 Morgan Stanley, Floating Rate Note, 2/25/16

 502,018

 250,000

 A/A2

 The Charles Schwab Corp., 0.85%, 12/4/15

 250,803

 340,000

 A-/A3

 The Goldman Sachs Group, Inc., 3.7%, 8/1/15

 357,881

 250,000

 1.27

 A-/A3

 The Goldman Sachs Group, Inc., Floating Rate Note, 11/21/14

 251,652

 1,000,000

 1.27

 A-/A3

 The Goldman Sachs Group, Inc., Floating Rate Note, 2/7/14

 1,004,791

 475,000

 0.73

 A-/A3

 The Goldman Sachs Group, Inc., Floating Rate Note, 3/22/16

 471,077

 $

 4,930,634

 Total Diversified Financials

 $

 19,588,926

 Insurance - 5.8%

 Life & Health Insurance - 1.0%

 500,000

 A-/A3

 Aflac, Inc., 3.45%, 8/15/15

 $

 528,986

 500,000

 A-/NR

 Jefferson-Pilot Corp., 4.75%, 1/30/14

 513,274

 250,000

 A-/Baa2

 Lincoln National Corp., 4.3%, 6/15/15

 266,780

 390,000

 0.64

 A+/Aa3

 Principal Life Global Funding II, Floating Rate Note, 5/27/16 (144A)

 389,998

 450,000

 A/Baa2

 Prudential Covered Trust 2012-1, 2.997%, 9/30/15 (144A)

 466,790

 250,000

 3.10

 BBB-/NR

 Vita Capital IV, Ltd., Floating Rate Note, 1/15/16 (Cat Bond) (144A)

 254,050

 750,000

 2.90

 BBB-/NR

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 767,100

 $

 3,186,978

 Multi-line Insurance - 0.8%

 300,000

 BBB/Baa2

 Assurant, Inc., 2.5%, 3/15/18

 $

 299,111

 500,000

 BBB-/Baa3

 Genworth Holdings, Inc., 5.75%, 6/15/14

 521,785

 350,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 5.75%, 3/15/14 (144A)

 360,990

 410,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 432,600

 350,000

 1.03

 AA-/Aa3

 Metropolitan Life Global Funding I, Floating Rate Note, 1/10/14 (144A)

 351,429

 250,000

 A/A2

 Metropolitan Life Insurance Co., 7.7%, 11/1/15 (144A)

 284,204

 $

 2,250,119

 Property & Casualty Insurance - 0.5%

 250,000

 4.37

 BB+/NR

 Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)

 $

 249,950

 750,000

 BBB/Baa3

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 831,914

 500,000

 BBB+/Baa2

 XL Group Plc, 5.25%, 9/15/14

 526,445

 $

 1,608,309

 Reinsurance - 3.5%

 250,000

 8.15

 BB-/NR

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 $

 255,450

 250,000

 0.00

 BB+/NR

 Bosphorus 1 Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)

 249,000

 250,000

 0.00

 BB-/NR

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 248,450

 250,000

 0.00

 NR/NR

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 250,475

 250,000

 4.50

 NR/Baa1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 257,900

 375,000

 10.25

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 391,238

 250,000

 6.60

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/4/14 (Cat Bond) (144A)

 255,675

 500,000

 5.00

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)

 514,350

 500,000

 5.75

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 500,950

 500,000

 6.00

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 500,700

 500,000

 7.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 501,250

 250,000

 4.00

 BB/NR

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 249,500

 250,000

 6.00

 BB+/NR

 Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)

 260,950

 250,000

 8.71

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 258,750

 250,000

 8.11

 NR/Ba3

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 268,300

 150,000

 NR/NR

 Pangaea Re, 0.0%, 10/1/15 (Cat Bond)

 150,448

 250,000

 7.50

 BB-/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 252,775

 250,000

 8.60

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 254,650

 250,000

 13.00

 B-/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 249,825

 750,000

 10.75

 NR/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 749,400

 250,000

 9.00

 BB-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 261,575

 250,000

 8.75

 B+/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 258,250

 650,000

 4.50

 BB+/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 659,360

 250,000

 8.00

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 273,525

 250,000

 0.00

 B-/NR

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 250,125

 250,000

 0.00

 NR/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 249,800

 250,000

 NR/NR

 Sector Re V, Ltd., 3/1/18 (Cat Bond) (144A)

 253,850

 250,000

 7.00

 BB/NR

 Shore Re, Ltd., Floating Rate Note, 7/8/13 (Cat Bond) (144A)

 250,900

 350,000

 12.93

 B-/NR

 Successor X, Ltd. Class III-R3, Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 350,560

 300,000

 9.41

 B/NR

 Successor X, Ltd. Class IV-E3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 301,530

 250,000

 0.00

 B+/NR

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 256,700

 500,000

 2.75

 BBB+/NR

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/16 (Cat Bond) (144A)

 516,650

 $

 10,502,861

 Total Insurance

 $

 17,548,267

 Real Estate - 1.1%

 Diversified REIT's - 0.1%

 350,000

 BBB/Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 $

 369,484

 Office REIT's - 0.1%

 385,000

 BBB/Baa2

 Mack-Cali Realty LP, 5.125%, 2/15/14

 $

 395,802

 Specialized REIT's - 0.9%

 1,000,000

 BBB+/Baa1

 HCP, Inc., 2.7%, 2/1/14

 $

 1,012,855

 500,000

 BBB/Baa2

 Health Care Real Estate Investment Trust, Inc., 2.25%, 3/15/18

 503,686

 780,000

 BBB-/Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 816,158

 290,000

 BBB-/Baa3

 Senior Housing Properties Trust, 4.3%, 1/15/16

 302,665

 $

 2,635,364

 Total Real Estate

 $

 3,400,650

 Technology Hardware & Equipment - 0.3%

 Computer Hardware - 0.3%

 400,000

 0.32

 AA+/Aa1

 Apple, Inc., Floating Rate Note, 5/3/16

 $

 400,229

 470,000

 BBB+/Baa1

 Hewlett-Packard Co., 2.625%, 12/9/14

 480,926

 $

 881,155

 Total Technology Hardware & Equipment

 $

 881,155

 Semiconductors & Semiconductor Equipment - 0.5%

 Semiconductors - 0.5%

 700,000

 A+/A1

 Intel Corp., 1.35%, 12/15/17

 $

 695,541

 750,000

 BBB+/Baa1

 Maxim Integrated Products, Inc., 3.45%, 6/14/13

 750,542

 $

 1,446,083

 Total Semiconductors & Semiconductor Equipment

 $

 1,446,083

 Telecommunication Services - 1.3%

 Integrated Telecommunication Services - 1.0%

 500,000

 NR/A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)

 $

 527,692

 550,000

 NR/A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 572,331

 200,000

 NR/Ba2

 GTP Towers Issuer LLC, 8.112%, 2/15/15 (144A)

 212,076

 750,000

 BBB-/Baa3

 Telecom Italia Capital SA, 4.95%, 9/30/14

 781,150

 500,000

 BBB/Baa2

 Telefonica Emisiones SAU, 3.992%, 2/16/16

 522,564

 500,000

 A-/A3

 Verizon Communications, Inc., 3.0%, 4/1/16

 526,223

 $

 3,142,036

 Wireless Telecommunication Services - 0.3%

 500,000

 NR/A2

 Crown Castle Towers LLC, 3.214%, 8/15/15 (144A)

 $

 517,390

 275,000

 0.66

 A-/A3

 Vodafone Group Plc, Floating Rate Note, 2/19/16

 275,270

 $

 792,660

 Total Telecommunication Services

 $

 3,934,696

 Utilities - 1.6%

 Electric Utilities - 1.1%

 500,000

 A-/A3

 Commonwealth Edison Co., 1.95%, 9/1/16

 $

 515,308

 500,000

 A/A2

 Duke Energy Florida, Inc., 0.65%, 11/15/15

 499,636

 350,000

 0.60

 A/A3

 Georgia Power Co., Floating Rate Note, 3/15/16

 350,193

 1,000,000

 BBB/Baa1

 Iberdrola Finance Ireland, Ltd., 3.8%, 9/11/14 (144A)

 1,031,020

 500,000

 BBB+/Baa1

 NextEra Energy Capital Holdings, Inc., 2.55%, 11/15/13

 504,278

 380,000

 BBB+/Baa2

 Northeast Utilities, 5.65%, 6/1/13

 380,000

 $

 3,280,435

 Multi-Utilities - 0.2%

 580,000

 A-/Baa2

 Dominion Resources, Inc. Virginia, 1.8%, 3/15/14

 $

 585,427

 Independent Power Producers & Energy Traders - 0.3%

 500,000

 6.65

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 $

 518,050

 500,000

 BBB+/Baa1

 PSEG Power LLC, 2.75%, 9/15/16

 518,170

 $

 1,036,220

 Total Utilities

 $

 4,902,082

 TOTAL CORPORATE BONDS

 (Cost $89,489,874)

 $

 90,495,778

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.7%

 59,993

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/15

 $

 64,078

 126,646

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/35

 138,012

 135,333

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/34

 150,950

 81,649

 AAA/Aaa

 Fannie Mae, 6.0%, 4/1/38

 88,968

 371,476

 AAA/Aaa

 Fannie Mae, 6.5%, 4/1/29

 424,118

 1,066

 AAA/Aaa

 Fannie Mae, 6.5%, 6/1/14

 1,075

 8,859

 AAA/Aaa

 Fannie Mae, 6.5%, 6/1/15

 8,929

 5,061

 AAA/Aaa

 Fannie Mae, 6.5%, 6/1/16

 5,380

 10,965

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/32

 12,431

 15

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/13

 15

 802

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/14

 823

 28,853

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/17

 31,100

 82,228

 AAA/Aaa

 Fannie Mae, 7.0%, 1/1/36

 96,614

 191,247

 AAA/Aaa

 Fannie Mae, 7.0%, 10/1/19

 212,584

 108,009

 AAA/Aaa

 Fannie Mae, 7.0%, 7/1/17

 115,327

 18,088

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/14

 18,256

 63,228

 2.72

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 1/1/25

 64,063

 91,366

 2.40

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 10/1/29

 95,665

 221,317

 2.57

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 10/1/29

 236,422

 327,547

 2.56

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 10/1/36

 341,853

 98,749

 2.67

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 11/1/24

 99,392

 4,389

 2.24

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 11/1/25

 4,668

 120,647

 1.57

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 11/1/40

 125,376

 82,503

 2.44

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 12/1/28

 88,203

 341,009

 4.45

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 12/1/36

 361,393

 20,252

 2.58

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 2/1/27

 20,401

 1,790

 3.02

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 2/1/33

 1,907

 3,570

 2.59

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 4/1/28

 3,819

 3,080

 2.36

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 4/1/29

 3,277

 70,132

 2.86

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 7/1/36

 75,267

 382,729

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/24

 403,699

 71,058

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 74,682

 366,927

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 390,342

 350,403

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 372,271

 128,238

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 2/1/21

 137,675

 100,807

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/23

 109,165

 5,558

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 6/1/17

 5,711

 19,687

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/16

 20,890

 3,641

 2.50

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/1/28

 3,902

 460,278

 2.94

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/31

 464,711

 7,626

 2.42

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/31

 8,126

 284,557

 2.78

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 12/1/31

 286,826

 19,609

 2.77

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/25

 19,748

 2,074

 2.65

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/29

 2,094

 7,692

 2.16

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 5/1/25

 7,716

 6,566

 2.35

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/1/18

 6,812

 1,571

 2.38

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31

 1,570

 117,765

 2.98

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31

 121,009

 451,950

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 8/15/19

 493,806

 309,410

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/36

 345,939

 74,750

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/31

 84,501

 423,273

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/17

 458,964

 71,561

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/37

 82,012

 47,845

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 51,718

 19,457

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/35

 20,924

 658

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/13

 661

 92,323

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/36

 108,690

 10,196

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 6/15/14

 10,302

 753,857

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 10/20/21

 829,288

 392,982

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 11/20/22

 444,437

 283,903

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 4/20/22

 310,415

 306,472

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 8/20/19

 329,694

 12,500,000

 AA+/Aaa

 U.S. Treasury Notes, 0.125%, 12/31/13

 12,500,971

 4,200,000

 AA+/Aaa

 U.S. Treasury Notes, 0.125%, 9/30/13

 4,200,655

 2,000,000

 AA+/Aaa

 U.S. Treasury Notes, 0.25%, 1/31/14

 2,001,718

 7,750,000

 AA+/Aaa

 U.S. Treasury Notes, 0.25%, 10/31/13

 7,755,146

 3,500,000

 AA+/Aaa

 U.S. Treasury Notes, 0.375%, 2/15/16

 3,492,342

 2,500,000

 AA+/Aaa

 U.S. Treasury Notes, 0.5%, 11/15/13

 2,504,492

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $41,059,293)

 $

 41,353,990

 MUNICIPAL BONDS - 3.0%

 Municipal Airport - 0.3%

 300,000

 A/A2

 Massachusetts Port Authority, 5.0%, 7/1/14

 $

 312,333

 475,000

 A/A2

 Massachusetts Port Authority, 5.0%, 7/1/16

 520,087

 $

 832,420

 Municipal Development - 0.1%

 250,000

 3.00

 AA-/Aa2

 Massachusetts Development Finance Agency, Floating Rate Note, 2/15/36

 $

 265,570

 Municipal General - 1.7%

 500,000

 AA/A2

 JobsOhio Beverage System, 0.872%, 1/1/15

 $

 500,565

 1,500,000

 1.28

 A+/A1

 New Jersey Economic Development Authority, Floating Rate Note, 6/15/13

 1,500,000

 2,000,000

 NR/NR

 State of California, 2.5%, 6/20/13

 2,034,020

 500,000

 AA/Aa2

 State of Ohio, 3.0%, 6/15/15

 520,375

 500,000

 BBB/A3

 Texas Municipal Gas Acquisition & Supply Corp III, 5.0%, 12/15/15

 540,395

 $

 5,095,355

 Higher Municipal Education - 0.4%

 690,000

 2.70

 NR/A2

 Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 10/1/37

 $

 700,598

 200,000

 AA-/Aa2

 New York State Dormitory Authority, 3.0%, 7/1/13

 200,472

 500,000

 AA/Aa1

 University of California, 0.966%, 5/15/17

 497,430

 $

 1,398,500

 Municipal Pollution - 0.3%

 1,000,000

 A-/Baa1

 County of Power Idaho, 5.625%, 10/1/14

 $

 1,000,940

 Municipal Transportation - 0.2%

 500,000

 NR/NR

 North Texas Tollway Authority, 2.441%, 9/1/13

 $

 502,530

 TOTAL MUNICIPAL BONDS

 (Cost $9,054,527)

 $

 9,095,315

 SENIOR FLOATING RATE LOAN INTERESTS** - 1.7%

 Materials - 0.1%

 Metal & Glass Containers - 0.1%

 194,513

 4.50

 B/B1

 BWAY Holding Co., Initial Term Loan, 8/31/17

 $

 197,025

 Diversified Metals & Mining - 0.0%

 99,500

 5.25

 BB+/Ba1

 Fortescue Metals Group, Ltd., Term Loan, 9/18/17

 $

 100,260

 Total Materials

 $

 297,285

 Capital Goods - 0.2%

 Aerospace & Defense - 0.1%

 247,500

 3.75

 BBB-/Ba1

 Spirit Aerosystems, Inc., Term B Loan, 3/27/19

 $

 249,975

 Construction & Farm Machinery & Heavy Trucks - 0.0%

 111,896

 4.50

 BB+/Ba1

 Terex Corp., New US Term Loan, 4/28/17

 $

 113,889

 Trading Companies & Distributors - 0.1%

 244,388

 4.50

 B+/Ba3

 WESCO International, Inc., Tranche B-1 Loan, 12/4/19

 $

 246,754

 Total Capital Goods

 $

 610,618

 Commercial Services & Supplies - 0.1%

 Environmental & Facilities Services - 0.1%

 170,443

 2.28

 NR/WR

 Synagro Technologies, Inc., Term Loan (First Lien), 4/2/14

 $

 168,313

 Total Commercial Services & Supplies

 $

 168,313

 Automobiles & Components - 0.3%

 Automobile Manufacturers - 0.3%

 913,725

 6.00

 BB/Ba1

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 926,860

 Total Automobiles & Components

 $

 926,860

 Consumer Durables & Apparel - 0.0%

 Apparel, Accessories & Luxury Goods - 0.0%

 115,000

 3.25

 BBB-/Ba1

 PVH Corp., Tranche B Term Loan, 12/19/19

 $

 116,014

 Total Consumer Durables & Apparel

 $

 116,014

 Consumer Services - 0.3%

 Casinos & Gaming - 0.3%

 349,125

 3.50

 BB/Ba2

 MGM Resorts International, Term B Loan, 12/13/19

 $

 350,129

 467,616

 3.75

 BBB-/Ba1

 Penn National Gaming, Inc., Term B Facility Loan, 6/29/18

 472,777

 $

 822,906

 Total Consumer Services

 $

 822,906

 Media - 0.1%

 Movies & Entertainment - 0.1%

 240,543

 3.75

 NR/Baa3

 Cinedigm Digital Funding I LLC, Term Loan, 3/31/16

 $

 242,046

 194,004

 4.50

 BB-/Ba2

 Live Nation Entertainment, Inc., Term B Loan, 10/20/16

 196,105

 $

 438,151

 Total Media

 $

 438,151

 Health Care Equipment & Services - 0.1%

 Health Care Facilities - 0.1%

 367,918

 3.77

 BB/Ba3

 Community Health Systems, Inc., Extended Term Loan, 7/25/14

 $

 371,453

 Total Health Care Equipment & Services

 $

 371,453

 Diversified Financials - 0.1%

 Investment Banking & Brokerage - 0.1%

 148,500

 0.00

 BB-/NR

 LPL Holdings, Inc., 2013 Incremental Tranche B Term Loan, 3/29/19

 $

 148,500

 Total Diversified Financials

 $

 148,500

 Software & Services - 0.1%

 Internet Software & Services - 0.1%

 245,000

 4.00

 BB+/Ba3

 Autotrader.com, Inc., Tranche B-1 Term Loan, 12/15/16

 $

 247,818

 IT Consulting & Other Services - 0.0%

 166,042

 3.95

 BB/Ba3

 SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17

 $

 167,219

 Total Software & Services

 $

 415,037

 Technology Hardware & Equipment - 0.2%

 Communications Equipment - 0.2%

 465,638

 4.00

 BBB-/Ba3

 Riverbed Technology, Inc., Term Loan, 10/29/19

 $

 472,138

 Total Technology Hardware & Equipment

 $

 472,138

 Utilities - 0.1%

 Independent Power Producers & Energy Traders - 0.1%

 333,338

 3.75

 BB+/Ba1

 AES Corp. Virginia, 2013 Other Term Loan, 5/27/18

 $

 337,348

 Total Utilities

 $

 337,348

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $5,020,923)

 $

 5,124,623

 TEMPORARY CASH INVESTMENTS - 1.4%

 Certificate of Deposit - 0.1%

 350,000

 0.44

 NR/NR

 Svenska Handelsbanken New York NY, Floating Rate Note, 11/17/14

 $

 349,846

 TOTAL CERTIFICATE OF DEPOSIT

 (Cost $350,000)

 $

 349,846

 Repurchase Agreements - 1.3%

 3,790,000

 NR/Aaa

 Deutschebank AG, 0.06%, dated 5/31/13, repurchase price of

 $590,000 plus accrued interest on 6/3/13 collateralized by

 the following:

 $3,061,309 U.S. Treasury Strip, 0.0%, 8/15/13-8/15/42

 $225,248 U.S. Treasury Notes, 1.25%, 1/31/19-2/29/20

 $579,243 U.S. Treasury Bonds, 2.375-7.875%, 2/15/21-1/15/29

 $

 3,790,000

 TOTAL REPURCHASE AGREEMENT

 (Cost $3,790,000)

 $

 3,790,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $4,140,000)

 $

 4,139,846

 TOTAL INVESTMENT IN SECURITIES - 99.8%

 (Cost $300,168,866) (a)

 $

 300,663,575

 OTHER ASSETS & LIABILITIES - 0.2%

 $

 628,170

 TOTAL NET ASSETS - 100.0%

 $

 301,291,745

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May 31, 2013, the value of these securities amounted to $75,382,191 or 25.0% of total net assets.

 (Cat Bond)

 Catastrophe Bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT's

 Real Estate Investment Trust.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At May 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $300,587,772 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 3,950,283

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (3,874,480)

 Net unrealized gain

 $

 75,803

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

 CAD

 Canadian Dollar.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred  Stocks

$
-

253,650

$
-

$
253,650

 Asset Backed Securities

-

50,886,163

-

$
50,886,163

 Collateralized Mortgage Obligations

-

99,314,210

-

$
99,314,210

 Corporate Bonds

-

90,495,778

-

$
90,495,778

 U.S. Government Agency Obligations

-

41,353,990

-

$
41,353,990

 Municaipal Bonds

-

9,095,315

-

$
9,095,315

 Senior Floating Rate Loan Interests

-

5,124,623

-

$
5,124,623

 Certificate of Deposit

-

349,846

-

$
349,846

 Repurchase Agreement

-

3,790,000

-

$
3,790,000

 Total

$
-

$
300,663,575

$
-

$
300,663,575

 During the period ended May 31, 2013, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Short Term Income Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date July 30, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date July 30, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date July 30, 2013 * Print the name and title of each signing officer under his or her signature.